SIGNIFICANT ACCOUNTING POLICIES - Current Expected Credit Losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
SIGNIFICANT ACCOUNTING POLICIES
Expected credit loss expenses	$ 39,610	$ 5,099	$ 18,080	$ 15,619